UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON DECEMBER 31, 2007, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON SEPTEMBER 30, 2008.

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2007

Check here if Amendment           [X]; Amendment Number: 3
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JEFFREY B. PICKERING
Title: COMPLIANCE OFFICER
Phone: (312)525-5951

Signature, Place, and Date of Signing:

/s/ JEFFREY B. PICKERING, CHICAGO, IL   NOVEMBER 13, 2008

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  8

Form 13F Information Table Value Total:  $282020


List of Other Included Managers:  None

Column 1                    Column 2       Column 3   Column 4  Column 5	 Column 6  Column 7       Column 8
												          Voting  Authority
Name of Issuer	            Title of       CUSIP      Market    Shares or Shr    Investment   Other    Sole    Shared    None
		            Class		      Value     Prn.	  or     Discretion  Managers
                                                      (x1000)   amount    Prn Opt.


RURAL CELLULAR CORP	CLA	        781904107	2164	49076	   SH	  DEFINED		49076	 0	0
TRANE INC	        COM	        892893108	51845	1109942	   SH	  DEFINED		1109942	 0	0
US BIOENERGY CORP	COM	        90342V109	7621	650800	   SH	  DEFINED		650800	 0	0
UAP HLDG CORP	        COM	        903441103	40716	1054810	   SH	  DEFINED		1054810	 0	0
COMMERCE BANCORP INC NJ	COM	        200519106	95955	2515855	   SH	  DEFINED		2515855	 0	0
GEMSTAR-TV GUIDE INTL I	COM	        36866W106	6188	1300000	   SH	  DEFINED		1300000	 0	0
GRANT PRIDECO INC	COM	        38821G101	28005	504500	   SH	  DEFINED		504500	 0	0
NAVTEQ CORP	        COM	        63936L100	49526	655102	   SH	  DEFINED		655102	 0	0


